Commitments and Contingencies (Contractual Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Non Cancelable Commitment [Line Items]
2013	$ 661
2014	450
2015	428
2016	8,039
Thereafter	1,317
Total	10,895
Operating leases and service contract [Member]
Future Non Cancelable Commitment [Line Items]
2013	661
2014	450
2015	428
2016	179
Thereafter	858
Total	2,576
ARO [Member]
Future Non Cancelable Commitment [Line Items]
2013	0
2014	0
2015	0
2016	7,860
Thereafter	459
Total	$ 8,319